Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 1,898,916	¥ 2,241,832	¥ 1,849,510
Unrealized consolidated earnings [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	1,483,995	1,799,823	1,376,336
Intangible assets arisen from business combination [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	226,759	211,565	211,565
Changes in fair value [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	93,281	114,056	61,546
Right-of-use assets [member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	73,983	100,225	188,502
Others [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 20,898	¥ 16,163	¥ 11,561